SEGMENT INFORMATION AND REVENUE ANALYSIS - Major Customer (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 9,915,407	$ 7,959,494
Technology licensees
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	4,800,000
Distributors
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	4,541,886	5,306,016
Direct customers
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 573,521	$ 2,653,478